[redacted]

15008274

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

SEP 23 2015

Washington, DC 20549

CERT NAS

File No. 001-37564

Electronic Mail Only

September 23, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 22, 2015, The Nasdaq Stock Market (the "Exchange") received from Boxlight Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Class A Common Stock
Warrants to Purchase Class A Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery